CASH AND DUE FROM BANKS (Details) € in Millions, $ in Millions	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)
Cash And Due From Banks Details [Abstract]
Current accounts with banks	€ 386		€ 425
Cash and similar items	857		950
Current account with central bank	184		722
Other	9		10
Total	€ 1,436	$ 1,643	€ 2,107	[1]

[1]	Restated